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Connecticut General Life Insurance Company
280 Trumbull Street, H16C
Hartford, CT 06103

March 15, 2006

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: CG Corporate Insurance Variable Life Separate Account 02 (the "Account") (1933 Act Registration Number 333-01741)
     (1940 Act Registration Number 811-7563)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Connecticut General Life Insurance Company hereby certifies that:

    1) Each form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 17 to the Account's Registration Statement on Form N-6, constituting the most recent amendment to the Trust's Registration Statement on Form N-6; and

    2) The text of Post-Effective Amendment No. 17 to the Account's Registration Statement on Form N-6 was filed electronically via EDGAR with the Securities and Exchange Commission on March 10, 2006 (reference accession No. 0001193125-06-051137).

Sincerely,

Connecticut General Life Insurance Company,

By: /s/ Jeffrey S. Winer
    ----------------------------------
    Jeffrey S. Winer
    Its: Vice President